Pension and Savings Plans (Details 2) - Pension Plan [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Pension Plan Obligations		$ 36.0
Change in benefit obligation:
Projected benefit obligation at beginning of period		947.3	$ 1,058.6
Service cost		2.1	2.2	$ 2.0
Interest cost		45.4	42.2	46.7
Benefits paid		(57.2)	(59.1)
Actuarial loss (gain)	[1]	106.6	(98.8)
Plan amendments		0.0	2.2
Settlement		(41.7)	0.0
Projected benefit obligation at end of period		1,002.5	947.3	1,058.6
Fair value of plan assets at beginning of period		851.4	813.7
Actual return on plan assets		81.7	94.5
Employer contributions		5.6	2.3
Fair value of plan assets at end of period		839.8	851.4	$ 813.7
Funded status at end of year		(162.7)	(95.9)
Amounts recognized in the consolidated balance sheets:
Current obligation (included in Accounts payable and accrued expenses)		(1.7)	(1.7)
Noncurrent obligation (included in Other noncurrent liabilities)		(161.0)	(94.2)
Net amount recognized		$ (162.7)	$ (95.9)

[1]	During 2014, the Company reviewed its demographic assumptions (such as mortality, retirements and terminations) in conjunction with the recently-issued mortality tables published by the Society of Actuaries, to select assumptions that are aligned with the Company’s experience. The updated demographic assumptions increased the December 31, 2014 benefit obligation by approximately $36 million.